Investment Strategy - Hartford Alpha Capture Growth ETF	May 27, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily in common stocks of issuers located in the United States. Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, chooses the Fund’s investments using fundamental research to identify attractive growth companies relative to a variety of characteristics. Although the Fund may invest in stocks of issuers with any market capitalization, the Fund will generally focus on common stocks of large cap companies. The Fund may trade securities actively. The Fund is a non-diversified fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund defines large cap securities as companies with market caps within the collective range of the Russell 1000 Index and S&P 500 Index. As of March 31, 2026, this range was approximately $907 million to $4.85 trillion. The market capitalization range of these indices changes over time. The Fund’s portfolio manager selects stocks from an investment universe populated by multiple fundamental equity investment teams at the sub-adviser, Wellington Management, with different investment approaches to growth investing. Each fundamental equity team has a distinct investment philosophy and analytical process to identify securities. The Fund’s investment universe represents a wide range of investment philosophies, companies, industries and market capitalizations. The Fund’s portfolio manager selects a subset of securities from the investable universe for inclusion in the portfolio, seeking to include stocks that the fundamental equity investment teams believe are high conviction or otherwise offer attractive risk-return characteristics. The Fund’s portfolio manager also may invest a portion of the Fund’s assets in securities that the portfolio manager believes may complement the Fund’s total risk profile or support overall portfolio construction targets. The Fund’s portfolio manager does not allocate a set percentage to any investment approach or security but instead seeks a flexible and broad-based Fund profile consistent with the Fund’s overall focus on growth investing. The portfolio manager also uses quantitative portfolio construction tools as part of their process.